WARRANT LIABILITY	6 Months Ended
Sep. 30, 2025
Warrant Liability
WARRANT LIABILITY

NOTE 10. WARRANT LIABILITY

On August 15, 2024, the Company effected a reverse stock split of its ordinary shares at a ratio of 1-for-20. The number of warrants and exercise price information herein have been retroactively adjusted to reflect the impact of the reverse stock split. See Note 1 “Nature of Operations” and Note 14, “Capital Stock and Reserves” for further discussion on the reverse stock split.

The following table summarizes the changes in the warrant liability during the three and six months ended September 30, 2025:

			Fair Value
	Exercise Price	Warrants	Balance
			In 000’$
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$45.20	157,895	3,537
Class C Warrants	$45.20	157,895	4,663
Placement Agent Warrants	$47.50	7,896	232
Change in fair value of warrant liability		–	(6,868)
Warrant liability as of April 1, 2024		323,686	1,564
Change in fair value of warrant liability		–	388
Warrant liability as of March 31, 2025		323,686	1,952
Change in fair value of warrant liability		–	(914)
Warrant liability as of June 30, 2025		323,686	1,038
Change in fair value of warrant liability		–	(872)
Warrant liability as of September 30, 2025		323,686	$166

Series B Warrants

A fair value of $22.40 per each Series B Warrant was identified at the issue date of October 3, 2023. A fair value of $0.02 and $5.65 per each warrant has been identified as of September 30, 2025 and March 31, 2025, respectively.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	March 31, 2025	September 30, 2025
Exercise price	$45.20	$45.20	$45.20
Share price	$39.40	$9.25	$5.39
Expected life (in years)	3.01	1.51	1.01
Expected volatility		207.73%	83.00%
Risk-free interest rate	4.95%	3.96%	3.68%
Dividend yield	–	–	–

Series C Warrants

A fair value of $29.60 per each Series C Warrant was identified at the issue date of October 3, 2023. A fair value of $0.98 and $6.40 per each warrant has been identified as of September 30, 2025 and March 31, 2025, respectively.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	March 31, 2025	September 30, 2025
Exercise price	$45.20	$45.20	$45.20
Share price	$39.40	$9.25	$5.39
Expected life (in years)	5.00	3.51	3.01
Expected volatility	100.7%	152.01%	93.50%
Risk-free interest rate	4.80%	3.91%	3.61%
Dividend yield	–	–	–

Placement Agent Warrants

A fair value of $29.40 per each Placement Agent Warrant was identified at the issue date of October 3, 2023. A fair value of $0.94 and $6.34 per each warrant has been identified as of September 30, 2025 and March 31, 2025, respectively.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	March 31, 2025	September 30, 2025
Exercise price	$47.60	$47.50	$47.50
Share price	$39.40	$9.25	$5.39
Expected life (in years)	4.99	3.51	3.01
Expected volatility	100.7%	152.01%	93.50%
Risk-free interest rate	4.80%	3.91%	3.61%
Dividend yield	–	–	–